EXPENSES	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
EXPENSES

20. EXPENSES

Research and development costs can be analysed as follows:

	2023	2022	2021

Wages and benefits	$4,298,207	$4,267,937	$3,270,528
Subcontract fees	1,864,122	2,946,729	1,516,343
Stock-based compensation	1,539,235	2,054,187	1,769,951
Supplies	2,376,366	1,477,890	1,608,306

	$10,077,930	$10,746,743	$8,165,128

Selling, marketing and administration costs can be analysed as follows:

Stock-based compensation	$2,662,209	$2,382,417	$2,764,419
Wages and benefits	2,649,770	2,648,862	2,643,451
Professional fees	1,744,771	1,173,743	1,155,316
General expenses	1,681,899	1,860,762	1,304,690
Depreciation and amortization	1,922,140	1,293,158	1,100,522
Rent and facility costs	134,366	157,329	87,130

	$10,795,155	$9,516,271	$9,055,528